Portfolio of Investments – as of March 31, 2024 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 1.5%
12,515	Axon Enterprise, Inc.(a)	$3,915,693
	Banks — 3.6%
56,745	Comerica, Inc.	3,120,408
47,885	Western Alliance Bancorp	3,073,738
71,375	Zions Bancorp NA	3,097,675
		9,291,821
	Building Products — 3.0%
29,050	Allegion PLC	3,913,326
77,460	AZEK Co., Inc.(a)	3,890,041
		7,803,367
	Capital Markets — 7.9%
18,860	Ares Management Corp., Class A	2,508,003
11,325	MSCI, Inc.	6,347,096
123,600	Nasdaq, Inc.	7,799,160
27,892	Raymond James Financial, Inc.	3,581,891
		20,236,150
	Chemicals — 2.3%
101,630	Corteva, Inc.	5,861,002
	Commercial Services & Supplies — 0.5%
6,985	Republic Services, Inc.	1,337,208
	Communications Equipment — 0.9%
6,695	Motorola Solutions, Inc.	2,376,591
	Construction & Engineering — 1.5%
81,880	WillScot Mobile Mini Holdings Corp.(a)	3,807,420
	Construction Materials — 2.6%
24,575	Vulcan Materials Co.	6,707,009
	Consumer Staples Distribution & Retail — 1.4%
47,485	Performance Food Group Co.(a)	3,544,280
	Containers & Packaging — 1.7%
19,445	Avery Dennison Corp.	4,341,096
	Electrical Equipment — 4.5%
10,510	AMETEK, Inc.	1,922,279
6,640	Hubbell, Inc.	2,755,932
63,940	nVent Electric PLC	4,821,076
24,235	Vertiv Holdings Co.	1,979,273
		11,478,560
	Electronic Equipment, Instruments & Components — 1.7%
17,145	CDW Corp.	4,385,348
	Energy Equipment & Services — 3.3%
340,185	TechnipFMC PLC	8,542,045
	Financial Services — 2.0%
45,397	Apollo Global Management, Inc.	5,104,893
	Ground Transportation — 4.3%
10,240	Saia, Inc.(a)	5,990,400
32,620	TFI International, Inc.	5,201,585
		11,191,985
	Health Care Providers & Services — 0.5%
5,635	Cencora, Inc.	1,369,249
	Hotels, Restaurants & Leisure — 7.5%
81,775	DoorDash, Inc., Class A(a)	11,262,053
58,280	Royal Caribbean Cruises Ltd.(a)	8,101,503
		19,363,556
	Independent Power & Renewable Electricity Producers — 1.0%
38,520	Vistra Corp.	2,682,918
	Industrial REITs — 1.8%
26,375	EastGroup Properties, Inc.	4,741,434
Shares	Description	Value (†)
	Insurance — 6.2%
38,570	Allstate Corp.	$6,672,995
4,420	Arthur J Gallagher & Co.	1,105,177
46,265	Kemper Corp.	2,864,729
27,275	Reinsurance Group of America, Inc.	5,260,802
		15,903,703
	IT Services — 1.0%
7,175	MongoDB, Inc.(a)	2,573,242
	Life Sciences Tools & Services — 7.4%
25,950	Agilent Technologies, Inc.	3,775,984
146,720	Avantor, Inc.(a)	3,751,630
40,740	Bruker Corp.	3,827,116
30,402	IQVIA Holdings, Inc.(a)	7,688,362
		19,043,092
	Machinery — 1.8%
19,525	Crane Co.	2,638,413
20,625	Otis Worldwide Corp.	2,047,444
		4,685,857
	Metals & Mining — 3.3%
379,445	Constellium SE(a)	8,389,529
	Oil, Gas & Consumable Fuels — 5.7%
38,415	Diamondback Energy, Inc.	7,612,701
546,395	Kosmos Energy Ltd.(a)	3,256,514
111,615	Range Resources Corp.	3,842,904
		14,712,119
	Professional Services — 3.3%
14,260	CACI International, Inc., Class A(a)	5,402,116
11,085	Equifax, Inc.	2,965,459
		8,367,575
	Semiconductors & Semiconductor Equipment — 6.0%
86,615	Marvell Technology, Inc.	6,139,271
11,085	Monolithic Power Systems, Inc.	7,509,201
25,540	ON Semiconductor Corp.(a)	1,878,467
		15,526,939
	Software — 2.0%
11,960	Tyler Technologies, Inc.(a)	5,083,120
	Specialized REITs — 1.9%
33,600	Extra Space Storage, Inc.	4,939,200
	Specialty Retail — 3.8%
605	AutoZone, Inc.(a)	1,906,748
15,425	Floor & Decor Holdings, Inc., Class A(a)	1,999,389
11,165	Ulta Beauty, Inc.(a)	5,837,955
		9,744,092
	Textiles, Apparel & Luxury Goods — 1.5%
62,885	Skechers USA, Inc., Class A(a)	3,852,335
	Trading Companies & Distributors — 0.7%
10,515	SiteOne Landscape Supply, Inc.(a)	1,835,393
	Total Common Stocks (Identified Cost $185,705,620)	252,737,821

Principal Amount	Description	Value (†)
Short-Term Investments — 0.4%
$952,908	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $953,278 on 4/01/2024 collateralized by $1,047,800 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $971,982 including accrued interest(b) (Identified Cost $952,908)	$952,908
	Total Investments — 98.5% (Identified Cost $186,658,528)	253,690,729
	Other assets less liabilities — 1.5%	3,966,198
	Net Assets — 100.0%	$257,656,927

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$252,737,821	$ —	$ —	$252,737,821
Short-Term Investments	—	952,908	—	952,908
Total Investments	$252,737,821	$952,908	$—	$253,690,729

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Capital Markets	7.9%
Hotels, Restaurants & Leisure	7.5
Life Sciences Tools & Services	7.4
Insurance	6.2
Semiconductors & Semiconductor Equipment	6.0
Oil, Gas & Consumable Fuels	5.7
Electrical Equipment	4.5
Ground Transportation	4.3
Specialty Retail	3.8
Banks	3.6
Energy Equipment & Services	3.3
Metals & Mining	3.3
Professional Services	3.3
Building Products	3.0
Construction Materials	2.6
Chemicals	2.3
Financial Services	2.0
Software	2.0
Other Investments, less than 2% each	19.4
Short-Term Investments	0.4
Total Investments	98.5
Other assets less liabilities	1.5
Net Assets	100.0%